Provisions and Other Contingencies - Summary of Movement in the Provision for Post Sales Client Support (Details) $ in Millions	12 Months Ended
Mar. 31, 2022 USD ($)
Disclosure Of Other Provisions [Abstract]
Balance at the beginning	$ 97
Provision recognized / (reversed)	50
Provision utilized	(24)
Balance at the end	$ 123